Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense (benefit):
Tax expense (benefit) for current year	€ 733	€ 874	€ 881
Adjustments for prior years	(20)	(145)	(23)
Total current tax expense (benefit)	713	729	858
Deferred tax expense (benefit):
Origination and reversal of temporary difference, unused tax losses and tax credits	316	(113)	(276)
Effect of changes in tax law and/or tax rate	(6)	1,437	(3)
Adjustments for prior years	(34)	(90)	(33)
Total deferred tax expense (benefit)	276	1,234	(312)
Total income tax expense (benefit)	€ 989	€ 1,963	€ 546